Loans and Debentures - Schedule of Loans and Debentures (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Loans	R$ 2,975,503	R$ 3,287,427
Debentures	730,519	202,460
Total loans and financing	3,706,022	3,489,887
Non-current	3,370,971	2,921,653
Current	R$ 335,051	R$ 568,234